Shareholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of non-controlling interest
	As of December 31,
	2021	2020

GMB (Beijing)	$5,365	$75,853
GMB Culture	25,613	146,872
GMB Linking	-	2,673
Jiagui Haifeng	(13)	-
Shidong Trading	(35)	-
GMB Consulting	14,477	20,677
GMB Technology	(185,377)	(134,925)
Sunrise Guizhou	3,262,220	-
Total	$3,122,250	$111,150